Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Abstract]
Normal federal income tax rate	34.00%
Retained earnings including tax bad debt deduction	$ 6.4	$ 6.4